CONVERTIBLE REDEEMABLE PREFERRED SHARE	12 Months Ended
Dec. 31, 2012
CONVERTIBLE REDEEMABLE PREFERRED SHARE
CONVERTIBLE REDEEMABLE PREFERRED SHARE

12. CONVERTIBLE REDEEMABLE PREFERRED SHARE

Series A Shares

In March 2004, the Company entered an agreement with an investor to sell an aggregate of 94,648,784 Series A Convertible Redeemable Preferred Shares (“Series A Shares”) and 8,000,775 ordinary shares.. Upon the first closing, the Company allocated proceeds of USD2,000 among the 8,000,775 ordinary shares, the 18,929,757 Series A Shares and the conditional fourth closing warrant, based on the relative fair value of each component, in the amount of USD422, USD1,297, and USD281, respectively. The warrant was classified as equity and recorded as an increase in additional paid-in capital.

Series B Shares

In December 2005, the warrant related to the fourth closing of Series A Shares was cancelled and concurrently, the Company issued a convertible promissory note (“Promissory Note”) to the Series A investor for consideration of USD5,000. The Promissory Note carried interest at a non-compounded 8% per annum, had no maturity date and is convertible into the Company’s next round of preferred shares. In November 2006, the Company and the investor agreed to convert the Promissory Note into 32,972,304 Series B Convertible Redeemable Preferred Shares (“Series B Shares”) at a per share price of USD0.1637738.

Series C Shares

In January 2007, the Company issued 30,008,554 Series C Convertible Redeemable Preferred Shares (“Series C Share”) for proceeds of USD10,000.

The above Series A Shares, Series B Shares and Series C Shares (collectively, “Preferred Shares”) were classified as mezzanine equity due to liquidation preferences and redemption rights that are outside the control of the Company.

The significant terms of the Preferred Shares are as follows:

Cumulative Dividends

Prior to 2007, the holders of Series A Shares and Series B Shares were entitled to receive cumulative dividends at the non-compound rate of twelve percent (12%) per annum of the issue price. In connection with the Series C financing in January 2007, the cumulative dividend rate on Series A Shares and Series B Shares was modified from 12% to 8% per annum of the issue price consistent with the Series C Shares effective from the issuance date. The change in the dividend rate has no impact on the Company’s consolidated financial statements as it is considered an agreement among the preferred shareholders in connection with the Series C financing. Dividends are payable upon (1) redemption of the Preferred Shares (see redemption terms below), or (2) a liquidation, dissolution or winding up of the Company.

Cumulative dividends up to the December 2008 modification date were included in accretion to the redemption value of Preferred Shares (see Accretion and Modification below).

Participating Rights

No dividend, whether in cash, in property or in shares of the capital of the Company, shall be paid on any other class or series of shares of the Company, unless and until all cumulative dividends are declared and paid, and dividends in like amount are first paid in full on the Preferred Shares (on an if-converted basis).

Conversion Rights

Each holder of Preferred Shares can convert all or any portion of outstanding Preferred Shares into ordinary shares at any time at the option of the holder. The initial conversion rate is one-for-one, subject to anti-dilutive provisions. In addition, the Preferred Shares will be automatically converted into ordinary shares upon the closing of a qualified initial public offering (“Qualified IPO”). A Qualified IPO is defined as a public offering on the Hong Kong Stock Exchange or other internationally recognized stock exchange, with gross proceeds to the Company in excess of USD50,000 and a minimum fully distributed market capitalization of USD200,000.

Voting rights

Each Preferred Share carried the number of votes equal to the number of ordinary shares issuable upon conversion. The holders of Preferred Shares shall generally vote together with the ordinary shareholders except for certain events as described in the Company’s Articles of Association which requires the prior written approval of holders of at least a majority of the outstanding Preferred Shares.

Liquidation preferences

In the event of liquidation, dissolution or winding up of the Company, either voluntary or involuntary, or certain deemed liquidation events such as a change in control of more than 50% or sale of all or substantially all of the Company’s assets, the holders of the Preferred Shares shall be entitled to receive, prior to any distribution to the holders of the ordinary shares, an amount equal to the original issue price of Preferred Shares plus all accrued or declared but unpaid dividends thereon, in order of preferences, first to the holders of Series C Shares, then to the holders of Series B Shares and then to the holders of the Series A Shares.

Redemption rights

In the event of (i) gross misrepresentation or fraud on the part of the Founder or the Company, or (ii) the Company’s failure to achieve annual sales target of USD100,000 in any one of the Company’s financial years that end on or prior to December 31, 2009, at the option of a majority of Preferred Shares holders, the Company shall redeem all Preferred Shares at the original Preferred Share purchase price plus all unpaid cumulative dividends as of the date of redemption. The Preferred Shares were modified to remove the redemption right linked to the annual sales target (see Modification below)

Accretion

Starting on the respective issuance date of the Preferred Shares, the Company accreted the Preferred Shares’ initial carrying values to their redemption value at December 31, 2009, the earliest redemption date, based on the effective interest method. Upon the issuance of the Series C Shares in January 2007, the Company adjusted the accretion on Series A Shares and Series B Shares to reflect the adjustment of the cumulative dividend rate from 12% to 8%. In December 2008, accretion was discontinued due to the modification described below.

Modification

In December 2008, shareholders of Preferred Shares agreed to remove the redemption right linked to the annual sales target described above from the Preferred Shares agreement for no consideration. The Company concluded that the removal of the redemption right is a modification of the terms of Preferred Shares (the “Modification”), which to the extent there is a decrease in fair value would result in a transfer of wealth to ordinary shareholders, computed as the difference between the fair value of Preferred Shares immediately before and after the modification. The modification to remove the redemption feature reduced the fair value of Series B Shares and Series C Shares by USD3 and USD252, respectively. The differences were recorded as additions to additional paid-in capital in shareholders’ deficit and a reduction to the carrying values of the Series B Shares and the Series C Shares at the same time, to reflect a capital contribution from the Preferred Shareholders as a result of giving up the redemption rights. At the same time, the modification to remove the redemption feature did not result in significant changes to the fair value of the Series A Shares.

Subsequent to the Modification, the redemption is not considered probable. As a result, the Company has discontinued further accretion of the carrying values on December 2008. However, the Company continues to record cumulative dividends before deriving the net income/(loss) attributable to ordinary shareholders.

Upon completion of the Company’s IPO in November 2010, all of the Company’s issued and outstanding convertible redeemable preferred shares were converted to 157,629,642 ordinary shares at the ratio of 1 to 1.